Schedule of Unrealized Net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value
Fixed income securities	$ 330,559	$ 333,640
Short-term investments	24,203	12,974
Gross unrealized Gains
Fixed income securities	21,264	21,481
Short-term investments	1
Gross unrealized Losses
Fixed income securities	(29)	(626)
Short-term investments
Unrealized net gains (losses)
Fixed income securities	21,235	20,855
Short-term investments	1
Unrealized net capital gains and losses, pre-tax	21,236	20,855
Deferred income taxes	(7,433)	(7,299)
Unrealized net capital gains and losses, after-tax	$ 13,803	$ 13,556